Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Metaverse ETF	Oct. 30, 2024
Fidelity Metaverse ETF | Return Before Taxes
Average Annual Return:
Past 1 year	40.62%
Since Inception	6.62%	[1]
Fidelity Metaverse ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	40.46%
Since Inception	6.52%	[1]
Fidelity Metaverse ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.13%
Since Inception	5.05%	[1]
IXV43
Average Annual Return:
Past 1 year	41.37%
Since Inception	7.19%
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	4.98%

[1]	A From April 19, 2022 .